UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Preferred Income Fund II

Ticker: HPF
Semiannual report 1/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the transfer agent or from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling the transfer agent, Computershare, at 800-852-0218, by going to "Communication Preferences" at computershare.com/investor, or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform the transfer agent or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered positive returns during the 6 months ended January 31, 2020. Stocks were particularly strong in the United States, where they delivered positive returns across most economic sectors. Investors benefited from a combination of low inflation, accommodative central bank policy, healthy fundamentals, and corporate buybacks of stock. Investors in non-U.S. equities also saw strong gains, fueled in part by similarly supportive monetary policy and some signs of strength in developing markets.

After a strong period of positive returns—in a historically long bull market—investors are prudent to consider the risks to future gains. Growth has slowed in the United States, with some negative data in manufacturing reflecting concerns over international trade and wavering business confidence. Additionally, the spread of the coronavirus, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and skepticism among investors. Your financial advisor can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Preferred Income Fund II

Table of contents

2	Your fund at a glance
3	Portfolio Summary
6	Fund's investments
14	Financial statements
18	Financial highlights
19	Notes to financial statements
28	Additional information
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income consistent with preservation of capital. The fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2020 (%)

The ICE Bank of America Hybrid Preferred Securities Index is a subset of the ICE Bank of America Fixed Rate Preferred Securities Index, including all subordinated securities with a payment deferral feature. The ICE Bank of America Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. Qualifying securities must have an investment-grade rating and the country of risk must also have an investment-grade rating.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be increased when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestments.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 1/31/2020 (%)

SECTOR COMPOSITION AS OF 1/31/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       3

QUALITY COMPOSITION AS OF 1/31/2020 (%)

TOP 10 ISSUERS AS OF 1/31/2020 (%)

Dominion Energy, Inc.	5.1
DTE Energy Company	4.9
CenterPoint Energy, Inc.	4.2
JPMorgan Chase & Co.	4.2
United States Cellular Corp.	3.3
Duke Energy Corp.	3.1
Algonquin Power & Utilities Corp.	2.9
PPL Capital Funding, Inc.	2.8
South Jersey Industries, Inc.	2.8
W.R. Berkley Corp.	2.7
TOTAL	36.0
As a percentage of total investments.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       4

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder's investment in the fund. For the fiscal year ended July 31, 2019, the fund's aggregate distributions included a return of capital of $0.28 per share, or 17% of aggregate distributions, which could impact the tax treatment of a subsequent sale of fund shares. Fixed-income investments are subject to interest-rate risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Domestic and foreign equity markets have experienced increased volatility and turmoil which may adversely affect the fund and issuers worldwide. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Focusing on a particular industry or sector may increase the fund's volatility and make it more susceptible to market, economic, and regulatory risks as well as other factors affecting those industries or sectors.

The fund normally will invest at least 25%, measured at the time of purchase, of its total assets in the industries composing the utilities sector, which includes telecommunications companies. When the fund's investments focus on one or more sectors of the economy, they are far less diversified than the broad securities markets. This means that the fund may be more volatile than other funds, and the values of its investments may go up and down more rapidly. Because utility companies are capital intensive, they can be hurt by higher interest rates, which would increase the companies' interest burden. They can also be affected by costs in connection with capital construction programs, costs associated with environmental and other regulations, and the effects of economic declines, surplus capacity, and increased competition. In addition, the fund may invest in financial services companies, which can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. The fund's investments in securities of foreign issuers involve special risks, such as political, economic, and currency risks and differences in accounting standards and financial reporting. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively affect performance.

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       5

Fund’s investments
AS OF 1-31-20 (unaudited)
	Shares	Value
Preferred securities (A) 118.6% (78.6% of Total investments)		$546,693,128
(Cost $523,768,557)
Communication services 10.3%		47,446,578
Diversified telecommunication services 2.0%
Qwest Corp., 6.125%	30,000	750,900
Qwest Corp., 6.500%	110,790	2,852,843
Qwest Corp., 6.750%	220,000	5,768,400
Wireless telecommunication services 8.3%
Telephone & Data Systems, Inc., 6.625%	168,297	4,683,706
Telephone & Data Systems, Inc., 6.875% (B)	115,519	2,994,252
Telephone & Data Systems, Inc., 7.000% (B)(C)	283,000	7,287,250
United States Cellular Corp., 6.950% (B)	673,600	17,439,504
United States Cellular Corp., 7.250%	215,825	5,669,723
Consumer discretionary 0.1%		637,500
Internet and direct marketing retail 0.1%
QVC, Inc., 6.250%	25,000	637,500
Consumer staples 3.0%		13,760,000
Food and staples retailing 3.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	160,000	13,760,000
Energy 1.9%		8,890,500
Oil, gas and consumable fuels 1.9%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,714,100
NuStar Logistics LP (3 month LIBOR + 6.734%), 8.565% (E)	120,000	3,176,400
Financials 40.8%		188,068,794
Banks 21.7%
Bank of America Corp., 6.000% (B)	108,575	3,012,956
Bank of America Corp. (6.450% to 3-2-20, then 3 month LIBOR + 1.327%) (B)	110,000	2,923,800
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.140% (E)	265,000	7,467,700
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	300,564	8,734,390
Fifth Third Bancorp, 6.000%	150,000	4,113,000
First Republic Bank, 4.700% (B)	168,875	4,316,445
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (B)(E)	361,904	9,644,742
JPMorgan Chase & Co., 4.750% (B)	178,300	4,591,225
JPMorgan Chase & Co., 6.100% (B)	276,500	7,059,045
JPMorgan Chase & Co., 6.125% (B)	501,419	12,595,645
6	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	164,500	$4,517,170
The PNC Financial Services Group, Inc., 5.375% (B)	70,000	1,798,300
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	145,000	3,984,600
Truist Financial Corp., 5.200% (B)	326,250	8,319,375
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)(C)	130,000	3,577,600
Wells Fargo & Company, 6.000% (B)(C)	200,000	5,070,000
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	269,225	7,734,834
Western Alliance Bancorp, 6.250%	20,000	528,200
Capital markets 4.4%
Ares Management Corp., 7.000% (B)	2,525	67,973
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	125,000	3,600,000
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	86,000	2,473,360
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	405,472	11,941,150
Northern Trust Corp., 4.700% (B)(C)	36,803	965,711
State Street Corp., 5.250% (B)	45,000	1,154,250
Consumer finance 1.3%
Navient Corp., 6.000% (B)(C)	244,271	6,089,676
Insurance 13.2%
AEGON Funding Company LLC, 5.100% (B)	237,925	6,143,224
American Financial Group, Inc., 5.125% (B)	123,850	3,260,971
American International Group, Inc., 5.850% (B)(C)	170,000	4,663,100
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	250,000	7,150,000
Brighthouse Financial, Inc., 6.600%	222,187	6,236,789
Prudential Financial, Inc., 5.750% (B)	120,000	3,139,200
Prudential PLC, 6.500% (B)	103,000	2,882,967
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	46,750	1,328,635
The Phoenix Companies, Inc., 7.450% (B)(C)	216,500	3,758,440
Unum Group, 6.250%	127,500	3,534,300
W.R. Berkley Corp., 5.625% (B)	733,545	18,844,771
Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (F)	75,000	845,250
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

	Shares	Value
Industrials 1.9%		$8,735,168
Machinery 1.9%
Stanley Black & Decker, Inc., 5.250% (B)	83,200	8,735,168
Information technology 2.4%		10,911,700
Semiconductors and semiconductor equipment 2.4%
Broadcom, Inc., 8.000%	9,500	10,911,700
Real estate 5.6%		25,642,262
Equity real estate investment trusts 5.6%
American Homes 4 Rent, Series E, 6.350%	35,000	933,800
American Homes 4 Rent, Series F, 5.875%	146,511	3,939,681
Digital Realty Trust, Inc., 6.350%	922	23,806
Digital Realty Trust, Inc., 6.625%	10,925	293,446
Diversified Healthcare Trust, 5.625%	665,020	16,592,249
Public Storage, 5.200% (B)(C)	130,375	3,318,044
Public Storage, 5.375% (B)(C)	21,275	541,236
Utilities 52.6%		242,600,626
Electric utilities 16.9%
Duke Energy Corp., 5.125% (B)	656,624	17,072,224
Duke Energy Corp., 5.750% (B)	160,000	4,520,000
Entergy Louisiana LLC, 5.250% (B)(C)	120,000	3,092,400
Interstate Power & Light Company, 5.100% (B)(C)	108,837	2,770,990
NextEra Energy Capital Holdings, Inc., 5.125% (B)	80,000	2,082,400
NSTAR Electric Company, 4.780% (B)	15,143	1,544,586
PPL Capital Funding, Inc., 5.900% (B)	755,000	19,358,200
SCE Trust II, 5.100% (B)	357,795	8,944,875
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	498,000
The Southern Company, 6.250% (B)	155,000	4,006,750
The Southern Company, 6.750% (B)	245,000	13,913,550
Gas utilities 4.1%
South Jersey Industries, Inc., 5.625%	188,875	4,997,633
South Jersey Industries, Inc., 7.250% (B)	283,600	14,154,476
Multi-utilities 31.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)	290,000	8,407,100
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)	420,050	11,937,821
CenterPoint Energy, Inc., 7.000%	615,000	29,556,900
CMS Energy Corp., 5.625% (B)	187,515	5,147,287
Dominion Energy, Inc., 7.250% (B)(C)	265,900	29,177,207
8	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
DTE Energy Company (Callable 3-3-20), 5.250% (B)	249,477	$6,414,054
DTE Energy Company (Callable 12-1-22), 5.250% (B)	160,000	4,254,400
DTE Energy Company, 6.000% (B)	62,950	1,727,348
DTE Energy Company, 6.250% (B)	424,300	21,753,861
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	237,872	6,541,480
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	288,000	8,058,240
Sempra Energy, 5.750% (B)	270,000	7,217,100

Sempra Energy, 6.750%	43,600	5,451,744
Common stocks 5.5% (3.7% of Total investments)		$25,579,676
(Cost $33,201,259)
Communication services 0.4%		2,049,000
Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)(C)	150,000	2,049,000
Energy 5.1%		23,530,676
Oil, gas and consumable fuels 5.1%
BP PLC, ADR (B)	140,000	5,058,200
Equitrans Midstream Corp. (B)	358,446	3,466,173
Kinder Morgan, Inc. (B)	441,452	9,213,103
The Williams Companies, Inc. (B)(C)	280,000	5,793,200

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 24.4% (16.2% of Total investments)				$112,748,444
(Cost $106,382,687)
Communication services 2.6%				11,942,305
Wireless telecommunication services 2.6%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year U.S. ISDAFIX + 4.854%) (G)	6.875	07-19-27	4,558,000	4,558,000
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	6,262,000	7,384,305
Consumer discretionary 2.3%				10,389,663
Automobiles 2.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	9,739,000	10,389,663
Consumer staples 0.1%				673,350
Food products 0.1%
Land O' Lakes, Inc. (D)(G)	8.000	07-16-25	670,000	673,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	9

	Rate (%)	Maturity date	Par value^	Value
Energy 5.3%				$24,591,915
Oil, gas and consumable fuels 5.3%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)(C)(G)	7.375	12-15-22	9,297,000	8,785,665
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (E)	4.927	11-01-66	8,050,000	6,641,250
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	6,500,000	6,142,500
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	3,000,000	3,022,500
Financials 11.0%				50,926,261
Banks 9.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(C)(G)	5.875	03-15-28	2,500,000	2,796,875
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (G)	7.750	09-15-23	3,000,000	3,285,000
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (B)(G)	7.375	08-19-25	6,800,000	7,900,920
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	6,000,000	6,420,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(C)(G)	6.500	03-23-28	6,500,000	7,239,375
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	5.229	04-01-20	4,220,000	4,251,228
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(G)	6.750	02-01-24	667,000	751,949
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(G)	7.500	06-27-24	6,000,000	6,723,900
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (G)	8.000	08-10-25	3,175,000	3,704,844
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(G)	5.900	06-15-24	2,000,000	2,173,820
Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(C)(G)	5.875	03-15-28	4,000,000	4,522,800
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (B)(C)	5.700	09-15-48	1,000,000	1,155,550
Utilities 3.1%				14,224,950
Electric utilities 2.8%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	4,250,000	4,888,350
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	7,500,000	7,769,100
10	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.3%

NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(C)(G)	5.650	06-15-23	1,500,000	$1,567,500
Capital preferred securities (H) 1.5% (1.0% of Total investments)				$6,726,301
(Cost $6,064,403)
Financials 0.1%				493,898
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	03-02-20	486,000	493,898
Utilities 1.4%				6,232,403
Multi-utilities 1.4%
Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	6,232,403

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9% (0.5% of Total investments)				$3,814,000
(Cost $3,813,686)
U.S. Government Agency 0.8%				3,694,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	802,000	802,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	2,892,000	2,892,000

	Par value^	Value
Repurchase agreement 0.1%		120,000

Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $120,006 on 2-3-20, collateralized by $115,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $124,511)	120,000	120,000

Total investments (Cost $673,230,592) 150.9%		$695,561,549
Other assets and liabilities, net (50.9%)		(234,510,097)
Total net assets 100.0%		$461,051,452

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	11

(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-20 was $457,277,626. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $124,168,317.
(C)	All or a portion of this security is on loan as of 1-31-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	520	Short	Mar 2020	$(67,344,722)	$(68,461,250)	$(1,116,528)
						$(1,116,528)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	60,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,301,515)	$(1,301,515)
								—	$(1,301,515)	$(1,301,515)

(a)	At 1-31-20, the 3 month LIBOR was 1.751%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
At 1-31-20, the aggregate cost of investments for federal income tax purposes was $673,730,364. Net unrealized appreciation aggregated to $19,413,142, of which $35,173,813 related to gross unrealized appreciation and $15,760,671 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $673,230,592)	$695,561,549
Receivable for centrally cleared swaps	425,978
Cash	112,189
Collateral held at broker for futures contracts	721,000
Dividends and interest receivable	3,239,352
Other assets	24,645
Total assets	700,084,713
Liabilities
Payable for futures variation margin	178,753
Credit facility agreement payable	238,000,000
Payable for investments purchased	260,664
Interest payable	486,777
Payable to affiliates
Accounting and legal services fees	35,453
Trustees' fees	302
Other liabilities and accrued expenses	71,312
Total liabilities	239,033,261
Net assets	$461,051,452
Net assets consist of
Paid-in capital	$445,733,127
Total distributable earnings (loss)	15,318,325
Net assets	$461,051,452

Net asset value per share
Based on 21,348,258 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$21.60
14	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  1-31-20 (unaudited)

Investment income
Dividends	$17,358,307
Interest	3,655,170
Total investment income	21,013,477
Expenses
Investment management fees	2,606,748
Interest expense	3,134,299
Accounting and legal services fees	40,003
Transfer agent fees	13,014
Trustees' fees	20,605
Custodian fees	31,206
Printing and postage	85,582
Professional fees	30,076
Stock exchange listing fees	11,997
Other	11,187
Total expenses	5,984,717
Less expense reductions	(26,083)
Net expenses	5,958,634
Net investment income	15,054,843
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	7,469,683
Futures contracts	(1,869,224)
Swap contracts	(293,095)
5,307,364
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,287,235
Futures contracts	34,281
Swap contracts	(410,221)
6,911,295
Net realized and unrealized gain	12,218,659
Increase in net assets from operations	$27,273,502
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-20 (unaudited)	Year ended 7-31-19
Increase (decrease) in net assets
From operations
Net investment income	$15,054,843	$28,562,368
Net realized gain (loss)	5,307,364	(7,354,466)
Change in net unrealized appreciation (depreciation)	6,911,295	13,884,403
Increase in net assets resulting from operations	27,273,502	35,092,305
Distributions to shareholders
From earnings	(16,513,085) [1]	(29,832,159)
From tax return of capital	—	(5,952,981)
Total distributions	(16,513,085)	(35,785,140)
Fund share transactions
Issued pursuant to Dividend Reinvestment Plan	496,040	856,535
Total increase	11,256,457	163,700
Net assets
Beginning of period	449,794,995	449,631,295
End of period	$461,051,452	$449,794,995
Share activity
Shares outstanding
Beginning of period	21,325,264	21,284,064
Issued pursuant to Dividend Reinvestment Plan	22,994	41,200
End of period	21,348,258	21,325,264

[1]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
16	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   1-31-20 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$27,273,502
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(135,176,123)
Long-term investments sold	142,407,849
Net purchases and sales in short-term investments	(3,559,575)
Net amortization of premium (discount)	269,006
(Increase) Decrease in assets:
Receivable for centrally cleared swaps	131,919
Collateral held at broker for futures contracts	(100,000)
Dividends and interest receivable	(685,892)
Receivable for investments sold	3,173,558
Other assets	12,190
Increase (Decrease) in liabilities:
Payable for futures variation margin	138,138
Payable for investments purchased	(2,893,867)
Interest payable	(128,939)
Payable to affiliates	(19,723)
Other liabilities and accrued expenses	(46,879)
Net change in unrealized (appreciation) depreciation on:
Investments	(7,287,235)
Net realized (gain) loss on:
Investments	(7,469,683)
Net cash provided by operating activities	$16,038,246
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(16,017,045)
Net cash used in financing activities	$(16,017,045)
Net increase in cash	$21,201
Cash at beginning of period	$90,988
Cash at end of period	$112,189
Supplemental disclosure of cash flow information:
Cash paid for interest	$(3,263,238)
Noncash financing activities not included herein consists of reinvestment distributions	$496,040
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	17

Financial highlights
Period ended	1-31-20 [1]	7-31-19	7-31-18	7-31-17	7-31-16	7-31-15
Per share operating performance
Net asset value, beginning of period	$21.09	$21.13	$21.89	$22.58	$21.59	$21.28
Net investment income[2]	0.71	1.34	1.50	1.60	1.59	1.64
Net realized and unrealized gain (loss) on investments	0.57	0.30	(0.58)	(0.61)	1.08	0.35
Total from investment operations	1.28	1.64	0.92	0.99	2.67	1.99
Less distributions
From net investment income	(0.77) [3]	(1.40)	(1.68)	(1.68)	(1.53)	(1.62)
From tax return of capital	—	(0.28)	—	—	(0.15)	(0.06)
Total distributions	(0.77)	(1.68)	(1.68)	(1.68)	(1.68)	(1.68)
Net asset value, end of period	$21.60	$21.09	$21.13	$21.89	$22.58	$21.59
Per share market value, end of period	$22.44	$23.67	$21.27	$22.39	$22.68	$19.51
Total return at net asset value (%)[4,5]	6.17 [6]	8.26	4.63	4.87	13.47	10.08
Total return at market value (%)[4]	(1.67) [6]	20.70	2.97	6.79	26.12	5.06
Ratios and supplemental data
Net assets, end of period (in millions)	$461	$450	$450	$466	$480	$459
Ratios (as a percentage of average net assets):
Expenses before reductions	2.63 [7]	2.98	2.52	2.06	1.81	1.70
Expenses including reductions[8]	2.61 [7]	2.97	2.50	2.05	1.80	1.69
Net investment income	6.61 [7]	6.60	7.13	7.42	7.37	7.56
Portfolio turnover (%)	20	35	24	21	14	13
Senior securities
Total debt outstanding end of period (in millions)	$238	$238	$238	$238	$238	$238
Asset coverage per $1,000 of debt[9]	$2,937	$2,890	$2,889	$2,956	$3,016	$2,927

[1]	Six months ended 1-31-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	A portion of the distributions may be deemed a tax return of capital at the fiscal year end.
[4]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 1.24%, 1.26%, 1.25%, 1.25%, 1.24% and 1.23% for the periods ended 1-31-20, 7-31-19, 7-31-18, 7-31-17, 7-31-16 and 7-31-15, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
18	JOHN HANCOCK PREFERRED INCOME FUND II | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Preferred Income Fund II (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
SEMIANNUAL REPORT | JOHN HANCOCK Preferred Income Fund II	19

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$47,446,578	$47,446,578	—	—
Consumer discretionary	637,500	637,500	—	—
Consumer staples	13,760,000	—	$13,760,000	—
Energy	8,890,500	8,890,500	—	—
Financials	188,068,794	184,310,354	3,758,440	—
Industrials	8,735,168	8,735,168	—	—
Information technology	10,911,700	10,911,700	—	—
Real estate	25,642,262	25,642,262	—	—
Utilities	242,600,626	234,514,560	8,086,066	—
Common stocks	25,579,676	25,579,676	—	—
Corporate bonds	112,748,444	—	112,748,444	—
Capital preferred securities	6,726,301	—	6,726,301	—
Short-term investments	3,814,000	—	3,814,000	—
Total investments in securities	$695,561,549	$546,668,298	$148,893,251	—
Derivatives:
Liabilities
Futures	$(1,116,528)	$(1,116,528)	—	—
Swap contracts	(1,301,515)	—	$(1,301,515)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities.
20	JOHN HANCOCK Preferred Income Fund II | SEMIANNUAL REPORT

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
SEMIANNUAL REPORT | JOHN HANCOCK Preferred Income Fund II	21

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2019, the fund has a short-term capital loss carryforward of $1,043,969 and a long-term capital loss carryforward of $8,653,775 available to offset future net realized capital gains. These carryforwards do not expire.
As of July 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to contingent payment debt instruments and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable
22	JOHN HANCOCK Preferred Income Fund II | SEMIANNUAL REPORT

clearinghouse. Margin for centrally-cleared transactions is detailed in the Statement of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2020, the fund used futures contracts to manage against anticipated interest rate changes. The fund held futures contracts with USD notional values ranging from $66.3 million to $68.5 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The
SEMIANNUAL REPORT | JOHN HANCOCK Preferred Income Fund II	23

fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended January 31, 2020, the fund used interest rate swap contracts to manage against anticipated interest rate changes. The notional values at the period end are representative of the fund's exposure throughout the period. No interest rate swap positions were entered into or closed during the six months ended January 31, 2020.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(1,116,528)
Interest rate	Swap contracts, at value	Interest rate swaps[2]	—	(1,301,515)
			—	$(2,418,043)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Swap contracts	Total
Interest rate	$(1,869,224)	$(293,095)	$(2,162,319)

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Swap contracts	Total
Interest rate	$34,281	$(410,221)	$(375,940)
Note 4—Guarantees and indemnifications
Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).
24	JOHN HANCOCK Preferred Income Fund II | SEMIANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to 0.75% of the fund’s average daily managed assets including any assets attributable to the Credit Facility Agreement (see Note 7) (collectively, managed assets). The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $26,083 for the six months ended January 31, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2020, were equivalent to a net annual effective rate of 0.74% of the fund's average daily managed assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended January 31, 2020 amounted to an annual rate of 0.01% of the fund's average daily managed assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Leverage risk
The fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the CFA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the CFA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
SEMIANNUAL REPORT | JOHN HANCOCK Preferred Income Fund II	25

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Credit Facility Agreement
The fund has entered into a Credit Facility Agreement (CFA) with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $238,000,000 (maximum facility amount) and to invest the borrowings in accordance with its investment practices.
The fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the fund’s custodian. The amount of assets required to be pledged by the fund is determined in accordance with the CFA. The fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.70% and is payable monthly. As of January 31, 2020, the fund had borrowings of $238,000,000 at an interest rate of 2.36%, which are reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended January 31, 2020, the average borrowings under the CFA and the effective average interest rate were $238,000,000 and 2.62%, respectively.
The fund is required to pay a commitment fee equal to 0.60% on any unused portion of the maximum facility amount, only for days on which the aggregate outstanding amount of the loans under the CFA is less than 80% of the maximum facility amount. For the six months ended January 31, 2020, there were no commitment fees incurred by the fund.
The fund may terminate the CFA with 30 days’ notice. If certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination. Absent a default or facility termination event, BNP generally is required to provide the fund with 360 days’ notice prior to terminating or amending the CFA.
The fund has an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the fund to BNP or (ii) 331/3% of the fund’s total assets. The fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The fund also has the right to apply and set-off an amount equal to 100% of the then-current fair market value of such Lent Securities against the current borrowings under the CFA in the event that BNP fails to timely return the Lent Securities and in certain other circumstances. In such circumstances, however, the fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the fund’s income generating potential may decrease. Even if the fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices. Income earned from Lent Securities of $13,589 for the six months ended January 31, 2020 is recorded as a component of interest income on the Statement of operations.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 8, the CFA may be amended to remove LIBOR as the reference rate for interest and to replace LIBOR with an alternative reference rate for interest
26	JOHN HANCOCK Preferred Income Fund II | SEMIANNUAL REPORT

mutually agreed upon by the fund and BNP, however, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund and/or the BNP cannot yet be fully determined.
Note 8—LIBOR Discontinuation Risk
The CFA utilizes LIBOR as the reference or benchmark rate for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants such as the fund and BNP will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate in the CFA. It is expected that market participants will amend financial instruments referencing LIBOR, such as the CFA, to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate, or the transition process to an alternative reference rate, may result in increases to the interest paid by the fund pursuant to the CFA and, therefore, may adversely affect the fund's performance.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $135,176,123 and $142,407,849, respectively, for the six months ended January 31, 2020.
Note 10—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
SEMIANNUAL REPORT | JOHN HANCOCK Preferred Income Fund II	27

Additional information (Unaudited)

Investment objective and principal investment strategies

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on November 29, 2002 and are publicly traded on the New York Stock Exchange (the NYSE). The fund's primary investment objective is to provide a high level of current income consistent with preservation of capital. The fund's secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The fund seeks to achieve its investment objectives by investing in securities that, in the opinion of the Advisor, may be undervalued relative to similar securities in the marketplace. The fund's principal investment strategies include, but are not limited to, the following: Under normal market conditions, the fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in preferred stocks and other preferred securities, including convertible preferred securities. In addition, the fund normally invests 25% or more of its total assets in the industries composing the utilities sector.

Dividends and distributions

During the six months ended January 31, 2020, distributions from net investment income totaling $0.7740 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment Date	Distributions[1]
August 30, 2019	$0.1400
September 30, 2019	0.1400
October 31, 2019	0.1235
November 29, 2019	0.1235
December 31, 2019	0.1235
January 31, 2020	0.1235
Total	$0.7740

1 A portion of the distributions may be deemed a tax return of capital at year-end.

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Joseph H. Bozoyan, CFA
Brad Lutz, CFA

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: HPF

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK PREFERRED INCOME FUND II       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investment Management at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

MF1078046	P11SA 1/20 3/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Registrant’s notice to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the Investment Company Act of 1940, as amended and Rule 19b-1 thereunder regarding distributions made pursuant to the Registrant’s Managed Distribution Plan.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2020